Segmental analysis (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Summary of financial information, by segment

						$ million
						2022
By business	gas & low carbon energy	oil production & operations	customers & products	other businesses & corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	56,255	33,193	188,623	2,299	(38,978)	241,392
Less: sales and other operating revenues between segments	(5,913)	(30,294)	(1,418)	(1,353)	38,978	—
Third party sales and other operating revenues	50,342	2,899	187,205	946	—	241,392
Earnings from joint ventures and associates – after interest and tax	148	1,609	248	525	—	2,530
Segment results
Replacement cost profit (loss) before interest and taxation	14,696	19,721	8,869	(26,737)	139	16,688
Inventory holding gains (losses)[a]	(8)	(7)	1,366	—	—	1,351
Profit (loss) before interest and taxation	14,688	19,714	10,235	(26,737)	139	18,039

Finance costs						(2,703)
Net finance expense relating to pensions and other post-retirement benefits						69
Profit before taxation						15,405
Other income statement items
Depreciation, depletion and amortization
US	75	3,141	1,328	80	—	4,624
Non-US	4,933	2,423	1,542	796	—	9,694
Charges for provisions, net of write-back of unused provisions, including change in discount rate	(234)	213	3,955	143	—	4,077
Segment assets
Investments in joint ventures and associates	5,299	11,370	3,875	57	—	20,601
Additions to non-current assets[b]	4,439	15,098	9,541	1,047	—	30,125
[a]See explanation of inventory holding gains and losses on page 209.
[b]Includes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.
5. Segmental analysis – continued

						$ million
						2021
By business	gas & low carbon energy	oil production & operations	customers & products	other businesses & corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	30,840	24,519	130,095	1,724	(29,439)	157,739
Less: sales and other operating revenues between segments	(4,563)	(22,408)	(1,226)	(1,242)	29,439	—
Third party sales and other operating revenues	26,277	2,111	128,869	482	—	157,739
Earnings from joint ventures and associates – after interest and tax	426	576	385	2,612	—	3,999
Segment results
Replacement cost profit (loss) before interest and taxation	2,133	10,501	2,208	(348)	(67)	14,427
Inventory holding gains (losses)[a]	33	8	3,355	259	—	3,655
Profit (loss) before interest and taxation	2,166	10,509	5,563	(89)	(67)	18,082

Finance costs						(2,857)
Net finance expense relating to pensions and other post-retirement benefits						2
Profit before taxation						15,227
Other income statement items
Depreciation, depletion and amortization
US	80	3,174	1,349	94	—	4,697
Non-US	4,384	3,354	1,651	719	—	10,108
Charges for provisions, net of write-back of unused provisions, including change in discount rate	173	7	3,063	477	—	3,720
Segment assets
Investments in joint ventures and associates	5,224	8,044	3,291	14,424	—	30,983
Additions to non-current assets[b]	4,963	6,090	3,940	1,007	—	16,000
[a]See explanation of inventory holding gains and losses on page 209.
[b]Includes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.
5. Segmental analysis – continued

						$ million
						2020
By business	gas & low carbon energy	oil production & operations	customers & products	other businesses & corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	16,275	17,234	90,744	1,666	(19,975)	105,944
Less: sales and other operating revenues between segments	(2,708)	(15,879)	(158)	(1,230)	19,975	—
Third party sales and other operating revenues	13,567	1,355	90,586	436	—	105,944
Earnings from joint ventures and associates – after interest and tax	(45)	(327)	214	(245)	—	(403)
Segment results
Replacement cost profit (loss) before interest and taxation	(7,068)	(14,583)	3,418	(728)	89	(18,872)
Inventory holding gains (losses)[a]	19	(2)	(2,796)	(89)	—	(2,868)
Profit (loss) before interest and taxation	(7,049)	(14,585)	622	(817)	89	(21,740)

Finance costs						(3,115)
Net finance expense relating to pensions and other post-retirement benefits						(33)
Profit before taxation						(24,888)
Other income statement items
Depreciation, depletion and amortization
US	96	3,700	1,359	39	—	5,194
Non-US	3,361	4,087	1,631	616	—	9,695
Charges for provisions, net of write-back of unused provisions, including change in discount rate	(2)	58	1,903	543	—	2,502
Segment assets
Investments in joint ventures and associates	3,663	8,154	3,671	11,849	—	27,337
Additions to non-current assets[b]	3,507	5,321	5,359	570	—	14,757
[a]See explanation of inventory holding gains and losses on page 209.
[b]Includes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.

Disclosure of geographical areas

			$ million
			2022
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	71,118	170,274	241,392
Other income statement items
Production and similar taxes	194	2,131	2,325
Non-current assets
Non-current assets[b] [c]	60,237	89,144	149,381
[a]Non-US region includes UK $36,541 million
[b]Non-US region includes UK $24,813 million
[c]Includes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.

			$ million
			2021
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	53,748	103,991	157,739
Other income statement items
Production and similar taxes	108	1,200	1,308
Non-current assets
Non-current assets[b] [c]	54,395	108,793	163,188
[a]Non-US region includes UK $11,248 million.
[b]Non-US region includes UK $19,530 million.
[c]Includes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.
5. Segmental analysis – continued

			$ million
			2020
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	27,413	78,531	105,944
Other income statement items
Production and similar taxes	57	638	695
Non-current assets
Non-current assetsb c	52,493	108,786	161,279
[a]Non-US region includes UK $13,836 million.
[b]Non-US region includes UK $19,583 million.
[c]Includes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.